Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Horizon Kinetics Blockchain Development ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Blockchain Development ETF
Class Name	Horizon Kinetics Blockchain Development ETF
Trading Symbol	BCDF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Blockchain Development ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/bcdf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$90	0.85%
[1]
Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Exchanges, or more broadly, positions with exposure to trading platforms, drove positive performance for the Fund. This segment has remained the focus of BCDF, as digital assets have been legitimized by regulators in ways that allow capital market participants more avenues for continued development and execution. Many exchanges took a step forward this year to position themselves for markets in the process of adapting to the growing digital asset markets. Trading activity across many traditional asset classes was elevated, as many exchanges announced another record year. Traditional asset classes remain the core operational driver of business results for most exchanges, though continued execution within core business lines is welcomed as exchanges continue to integrate digital assets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/01/2022)
Horizon Kinetics Blockchain Development ETF NAV	11.11	6.82
S&P 500 TR	17.88	17.76
NASDAQ Composite Total Return Index	21.14	21.21

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
Net Assets	$ 18,764,281
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 144,080
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,764,281
Number of Holdings	35
Net Advisory Fee	$144,080
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	93.7%
Exchange Traded Funds	1.0%
Cash & Other	5.3%

Top 10 Issuers	(%)
Urbana Corp.	8.0%
Cboe Global Markets, Inc.	6.8%
Nasdaq, Inc.	6.0%
TMX Group Ltd.	6.0%
Singapore Exchange Ltd.	5.7%
Intercontinental Exchange, Inc.	5.4%
CACI International, Inc.	4.9%
Deutsche Boerse AG	4.6%
Miami International Holdings, Inc.	4.0%
Hawaiian Electric Industries, Inc.	3.8%

Top Ten Countries	(%)
United States	56.8%
Canada	14.0%
Singapore	5.6%
Japan	5.2%
Germany	4.6%
United Kingdom	3.0%
Australia	2.9%
Netherlands	1.3%
Greece	0.8%
Cash & Other	5.8%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/bcdf/
Horizon Kinetics Energy and Remediation ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Energy and Remediation ETF
Class Name	Horizon Kinetics Energy and Remediation ETF
Trading Symbol	NVIR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Energy and Remediation ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/nvir/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$89	0.85%
[2]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance was influenced by energy prices, primarily natural gas and oil. While oil prices (WTI) declined by almost 20% in 2025, natural gas prices (Henry Hub) increased by 28%, enabling the Fund to provide a return of 9.4%. However, price is only part of the equation; volumes matter as well. U.S. oil and gas production continued to edge higher in 2025, which supported activity levels and benefited the companies in which the Fund invests. Infrastructure development is another key driver. Ongoing investment in pipelines and related assets—particularly in Texas—has remained robust, enabling increased throughput and sustaining elevated levels of industry activity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2023)
Horizon Kinetics Energy and Remediation ETF NAV	9.43	11.60
S&P 500 TR	17.88	22.44

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
Net Assets	$ 4,072,465
Holdings Count | $ / shares	37
Advisory Fees Paid, Amount	$ 32,742
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,072,465
Number of Holdings	37
Net Advisory Fee	$32,742
Portfolio Turnover	7%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Energy	75.8%
Industrial	18.8%
Basic Materials	2.1%
Consumer, Non-cyclical	1.8%
Cash & Other	1.5%

Top 10 Issuers	(%)
CES Energy Solutions Corp.	5.4%
Williams Cos., Inc.	5.4%
Exxon Mobil Corp.	5.3%
EQT Corp.	4.9%
Texas Pacific Land Corp.	4.9%
Expand Energy Corp.	3.9%
Suncor Energy, Inc.	3.8%
Cheniere Energy, Inc.	3.7%
WaterBridge Infrastructure LLC	3.7%
PrairieSky Royalty Ltd.	3.4%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/nvir/
Horizon Kinetics Inflation Beneficiaries ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Inflation Beneficiaries ETF
Class Name	Horizon Kinetics Inflation Beneficiaries ETF
Trading Symbol	INFL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Inflation Beneficiaries ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/infl/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$93	0.85%
[3]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from its exposure to real asset end markets including precious metals, financial exchanges and nuclear power/uranium. Precious metal (gold, silver, platinum metal group) prices rose sharply during the year as central banks and investment flows drove demand, while exchanges benefited from volatility and product development driving volumes. Energy and related land assets detracted from returns as the market forecasts a short-term excess of supply that obscures attractive long-term balances and incremental growth related to AI data center demand.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/11/2021)
Horizon Kinetics Inflation Beneficiaries ETF NAV	17.96	13.98
S&P 500 TR	17.88	14.24
S&P Goldman Sachs Commodity Index TR	7.11	13.86
MSCI ACWI All Cap Index Net (USD)	22.13	10.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
Net Assets	$ 1,321,261,064
Holdings Count | $ / shares	47
Advisory Fees Paid, Amount	$ 10,372,273
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,321,261,064
Number of Holdings	47
Net Advisory Fee	$10,372,273
Portfolio Turnover	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	96.5%
Cash & Other	3.5%

Top 10 Issuers	(%)
Wheaton Precious Metals Corp.	7.8%
Franco-Nevada Corp.	5.1%
PrairieSky Royalty Ltd.	4.7%
Landbridge Co. LLC	4.7%
Viper Energy, Inc.	4.6%
OR Royalties, Inc.	4.3%
Intercontinental Exchange, Inc.	4.1%
Cameco Corp.	4.1%
Texas Pacific Land Corp.	4.1%
WaterBridge Infrastructure LLC	3.8%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/infl/
Horizon Kinetics Japan Owner Operator ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Japan Owner Operator ETF
Class Name	Horizon Kinetics Japan Owner Operator ETF
Trading Symbol	JAPN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Japan Owner Operator ETF for the period of May 12, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/japn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Horizon Kinetics Japan Owner Operator ETF	$55	0.85%
[4],[5]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performance for calendar year 2025 was largely contributed by investment in a defense and shipping technology company. The portfolio of owner operator companies continued to capture opportunities in their niche business areas through leveraging their competitive strength and advantages, and the strategy benefited from what we believe attractive valuations. JAPN primarily invests in Japanese domestic businesses where the impact of currency moves and geopolitical changes are limited. This resulted in performance diversion from the overall Japan equity market, which benefited from weaker JPY versus USD and outperformance  by multinational large market capitalization companies during the relevant period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/12/2025)
Horizon Kinetics Japan Owner Operator ETF NAV	3.43
MSCI JAPAN Net (USD)	19.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/japn/ for more recent performance information.
Net Assets	$ 24,948,905
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 87,960
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,948,905
Number of Holdings	31
Net Advisory Fee	$87,960
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Consumer, Cyclical	21.6%
Technology	20.6%
Industrial	19.9%
Consumer, Non-cyclical	16.1%
Communications	10.9%
Utilities	4.4%
Cash & Other	6.5%

Top 10 Issuers	(%)
Furuno Electric Co. Ltd.	11.1%
ULS Group, Inc.	4.8%
Resorttrust, Inc.	4.7%
Japan Elevator Service Holdings Co. Ltd.	4.5%
Hikari Tsushin, Inc.	4.4%
Visional, Inc.	4.0%
M&A Capital Partners Co. Ltd.	3.9%
Pan Pacific International Holdings Corp.	3.7%
Yonex Co. Ltd.	3.6%
AlphaPolis Co. Ltd.	3.6%
Geographic Breakdown (%)

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/japn/
Horizon Kinetics Medical ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics Medical ETF
Class Name	Horizon Kinetics Medical ETF
Trading Symbol	MEDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics Medical ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/medx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$97	0.85%
[6]
Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from its exposure to various major pharmaceutical businesses that develop drugs in the diabetes, oncology, immunology and neuroscience fields. Diabetes drugs continue to have rapid growth amongst GLP-1 agonists that are being used for weight loss applications. The Fund also benefited to a lesser extent from exposure to biotechnology companies targeting various rare and  neurological diseases.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Horizon Kinetics Medical ETF NAV	28.46	5.80	5.67
S&P 500 TR	17.88	14.42	14.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 18, 2025
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
Net Assets	$ 18,946,057
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 141,808
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,946,057
Number of Holdings	32
Net Advisory Fee	$141,808
Portfolio Turnover	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	92.5%
Cash & Other	7.5%

Top 10 Issuers	(%)
Eli Lilly & Co.	18.3%
AbbVie, Inc.	8.9%
Novartis AG	6.7%
AstraZeneca PLC	5.3%
Johnson & Johnson	5.0%
Ionis Pharmaceuticals, Inc.	5.0%
Alnylam Pharmaceuticals, Inc.	5.0%
Bristol-Myers Squibb Co.	4.6%
Amgen, Inc.	3.9%
Merck & Co., Inc.	3.6%

Material Fund Change [Text Block]
Other Material Fund Changes:
On November 18, 2025,  MEDX added as the last sentence to the first paragraph in the “Principal Investment Strategies” section in the Prospectuses:  In addition, the Fund may purchase or engage in short sales of certain leveraged or inverse ETFs.

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/medx/
Horizon Kinetics SPAC Active ETF
Shareholder Report [Line Items]
Fund Name	Horizon Kinetics SPAC Active ETF
Class Name	Horizon Kinetics SPAC Active ETF
Trading Symbol	SPAQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Horizon Kinetics SPAC Active ETF for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-930-3828.
Additional Information Phone Number	1-800-930-3828
Additional Information Website	https://horizonkinetics.com/products/etf/spaq/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$89	0.85%
[7]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
2025 saw a resurgence in special purpose acquisition company (SPAC) initial public offerings (IPOs), which were led by experienced sponsor teams, and an increase in deal announcements. A still sluggish traditional IPO market and a lighter regulatory environment are some of the factors that contributed to a benign environment for SPACs. Our focus on SPACs led by sponsor teams with a proven track record and backed by a solid underwriter helped drive performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2023)
Horizon Kinetics SPAC Active ETF NAV	8.85	6.08
S&P 500 TR	17.88	21.17
ICE BofA 6-Month US Treasury Bill Total Return Index	4.28	4.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
Net Assets	$ 9,852,028
Holdings Count | $ / shares	55
Advisory Fees Paid, Amount	$ 128,719
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,852,028
Number of Holdings	55
Net Advisory Fee	$128,719
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Diversified	97.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
AI Infrastructure Acquisition Corp.	6.5%
Axiom Intelligence Acquisition Corp. 1	5.8%
Aldel Financial II, Inc.	5.5%
Oaktree Acquisition Corp. III Life Sciences	5.4%
Daedalus Special Acquisition Corp.	5.3%
OTG Acquisition Corp. I	5.2%
Legato Merger Corp. III	5.0%
Jackson Acquisition Co. II	5.0%
Roman DBDR Acquisition Corp. II	5.0%
Apex Treasury Corp.	4.8%

Updated Prospectus Web Address	https://horizonkinetics.com/products/etf/spaq/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized

[4]
**	Annualized

[5]
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.

[6]
*	Annualized

[7]
*	Annualized